Annual Total Returns- Vanguard European Stock Index Fund (ETF) [BarChart] - ETF - Vanguard European Stock Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(11.49%)	21.01%	24.93%	(6.56%)	(1.87%)	(0.59%)	27.06%	(14.79%)	24.26%	6.50%